Shareholder Fees - Transamerica ClearTrack Retirement Income	Mar. 01, 2021
R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none
R1
Shareholder Fees:
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none
R3
Shareholder Fees:
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none